Concentrations (Tables)	12 Months Ended
Sep. 30, 2023
Risks and Uncertainties [Abstract]
Schedule of Company’s Total Revenue	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:
	For the years ended September 30,
	2023		%	2022	%	2021		%
Company A	$	*	*	$1,759,451	84.37	$	*	*
Company B		*	*	*	*		1,683,076	60.28
Company C		*	*	*	*		419,554	15.03
Company E		*	*	*	*		513,344	18.39
Company F		51,071	14.65	*	*		*	*
Company N		76,338	21.90	*	*		*	*
Company P		221,119	63.45	*	*		*	*
		$348,528	100.00	$1,759,451	84.37		$2,615,974	93.70
*	represents the % is below 10% which is not presented.

Schedule of Total Net Accounts Receivable	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total net accounts receivable:
	As of September 30,
	2023		%	2022	%
Company O	$	*	*	$170,000	60.36
Company P (1)		253,993	92.95	105,000	37.28
		$253,993	92.95	$275,000	97.64
(1)	As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, and an allowance for credit losses of $2,007 was provided for Company P. By the release date of the financial statements, 2023, $256,000 was received by the Group.
*	represents the % is below 10% which is not presented.

Schedule of Allowance for Credit Losses
As of September 30, 2023
Balances of items with low risk	$98,008
Balances of items with default risk	2,063,017
Total	$2,161,025

Schedule of Allowance for Credit Losses for Accounts Receivable
	As of September 30,
	2023	2022
Balance at beginning of the year	$—	$582,478
Current year addition	87,160	19,379
Written-off as uncollectible	—	(601,857)
Balance at end of the year	$87,160	$—
	As of September 30,
	2023	2022
Balance at beginning of the year	$1,525,165	$1,540,832
Current year addition	541,494	—
Changes due to foreign exchange	7,206	(15,667)
Balance at end of the year	$2,073,865	$1,525,165

Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables	The aging of accounts receivable before allowance for uncollectible receivables is as follows:
	0 – 90 days	90 – 180 days	180 days – 1 year	Total
Referral fees	2,675	—	—	2,675
Advisory service fees	275,000	—	—	275,000
Management fees	3,957	—	—	3,957

Balance as of 9/30/2022	$281,632	$—	$—	$281,632
Referral fees	11,112	—	—	11,112
Advisory service fees(1)	11,000	105,000	225,000	341,000
Management fees	8,305	—	—	8,305
Balance as of 9/30/2023	$30,417	$105,000	$225,000	$360,417
(1)	As of September 30, 2023, the gross accounts receivable balance of Company O was $85,000, which included in aging of 180 days to 1 year, and full allowance for credit losses of $85,000 was provided for Company O. As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, which was 100% received by the Group by the release date of the financial statements.

Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses	The aging of prepaid expenses and other assets before allowance for current expected credit losses is as follows:
	0 – 90 days	90 – 180 days	180 days – 1 year	over 1 year	Total
Fund advance payment(1)	—	38,191	—	407,455	445,646
Prepaid deposit for acquisition	—	—	—	1,532,371	1,532,371
Rental deposit	69,746	—	—	—	69,746
Prepayment	38,655	—	—	—	38,655
Others	14,963	—	5,800	8,168	28,931
Balance as of 9/30/2023	$123,364	$38,191	$5,800	$1,947,994	$2,115,349
(1)	During the year ended September 30, 2023, the Group considered that several funds were closed and the collectability of the fund advance payment was low due to the current market situation, the Group had classified $38,191 and $407,455, which included in aging of 90 to 180 days and over 1 year, as default risk and provided full allowance for the credit losses.